Sound Enhanced Fixed Income ETF

Schedule of Investments at August 31, 2021 (Unaudited)

	Shares	Value
Closed-End Funds - 3.0%
AllianceBernstein Global High Income Fund, Inc.	26,797	$332,819
Total Closed-End Funds
(Cost $328,871)		332,819

Common Stocks - 30.1%
Investment Companies - 13.9%
Ares Capital Corp.	15,751	313,445
Golub Capital BDC, Inc.	18,922	297,265
PennantPark Floating Rate Capital Ltd.	25,096	322,985
Sixth Street Specialty Lending, Inc.	12,643	288,260
WhiteHorse Finance, Inc.	19,594	307,234
		1,529,189
Private Equity - 2.8%
Hercules Capital, Inc.	18,334	309,845

Real Estate Investment Trusts (REITs) - 13.4%
Brandywine Realty Trust	9,009	125,045
Columbia Property Trust, Inc.	7,456	124,664
Global Medical REIT, Inc.	8,043	124,023
Global Net Lease, Inc.	6,154	104,618
MGM Growth Properties, LLC - Class A	3,340	138,477
National Health Investors, Inc.	1,512	90,448
Omega Healthcare Investors, Inc.	2,836	95,091
Plymouth Industrial REIT, Inc.	7,098	167,229
Simon Property Group, Inc.	1,240	166,718
Spirit Realty Capital, Inc.	2,604	134,809
UMH Properties, Inc.	7,688	202,117
		1,473,239
Total Common Stocks
(Cost $3,249,530)		3,312,273

	Principal Amount
Corporate Bonds - 24.2%
Chemicals - 2.0%
Olin Corp.
5.125% , 9/15/27	$209,000	217,360

Computers - 2.0%
Dell, Inc.
6.500% , 4/15/38	168,000	221,959

Forest Products & Paper - 1.8%
Domtar Corp.
6.250% , 9/1/42	188,000	195,719

Gas - 2.2%
National Fuel Gas Co.
4.750% , 9/1/28	209,000	237,208

Insurance - 2.1%
Radian Group, Inc.
4.875% , 3/15/27	209,000	230,575

Iron & Steel - 2.0%
Commercial Metals Co.
5.375% , 7/15/27	209,000	221,183

Media - 1.9%
AMC Networks, Inc.
4.750% , 8/1/25	210,000	215,513

Miscellaneous Manufacturers - 2.0%
Trinity Industries, Inc.
4.550% , 10/1/24	209,000	222,451

Oil & Gas - 4.3%
Apache Corp.
5.100% , 9/1/40	209,000	232,778
Murphy Oil Corp.
5.875% , 12/1/27	230,000	239,487
		472,265
Pipelines - 3.9%
EQM Midstream Partners L.P.
5.500% , 7/15/28	189,000	206,482
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000% , 1/15/28	209,000	219,881
		426,363
Total Corporate Bonds
(Cost $2,646,031)		2,660,596

	Shares
Exchange Traded Funds - 11.3%
Invesco Emerging Markets Sovereign Debt ETF	10,941	303,831
iShares 0-5 Year High Yield Corporate Bond ETF	6,930	318,018
iShares J.P. Morgan EM High Yield Bond ETF	6,783	310,594
VanEck Vectors Emerging Markets High Yield Bond ETF	13,189	312,975
Total Exchange Traded Funds
(Cost $1,241,351)		1,245,418

Preferred Stocks - 30.6%
Banks - 14.2%
Associated Banc-Corp
5.625% 9/15/25 (1)	9,135	251,669
Bank of America Corp.
5.375% 6/25/24 (1)	9,618	259,494
JPMorgan Chase & Co.
6.000% 3/1/24 (1)	9,219	254,445
Morgan Stanley
4.875% 1/15/25 (1)	9,892	266,886
Truist Financial Corp.
5.250% 6/1/25 (1)	9,451	263,588
Wells Fargo & Co.
4.700% 12/15/25 (1)	10,060	259,850
		1,555,932

Diversified Financial Services - 2.4%
Capital One Financial Corp.
4.800% 6/1/25 (1)	10,123	262,084

Electric - 4.7%
CMS Energy Corp.
5.875% 3/1/79	9,388	255,072
The Southern Co.
4.950% 1/30/80	9,577	255,993
		511,065
Insurance - 7.0%
AEGON Funding Co., LLC
5.100% 12/15/49	9,681	260,613
The Allstate Corp.
5.100% 10/15/24 (1)	9,408	255,521
MetLife, Inc.
4.750% 3/15/25 (1)	9,639	256,397
		772,531
Telecommunications - 2.3%
AT&T, Inc.
4.750% 2/18/25 (1)	9,766	256,358

Total Preferred Stocks
(Cost $3,393,675)		3,357,970

Short-Term Investments - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund, Class X, 0.030% (2)	30,548	30,548
Total Short-Term Investments
(Cost $30,548)		30,548

Total Investments in Securities - 99.3%
(Cost $10,890,006)		10,939,624
Other Assets in Excess of Liabilities - 0.5%		50,230
Total Net Assets - 100.0%		$10,989,854

(1)	Perpetual call date security. Date shown is next call date.
(2)	The rate quoted is the annualized seven-day effective yield as of August 31, 2021.

Summary of Fair Value Exposure at August 31, 2021 (Unaudited)

The Sound Enhanced Fixed Income ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Closed-End Funds	$332,819	$–	$–	$332,819
Common Stocks (1)	3,312,273	–	–	3,312,273
Corporate Bonds (1)	–	2,660,596	–	2,660,596
Exchange Traded Funds	1,245,418	–	–	1,245,418
Preferred Stocks (1)	3,357,970	–	–	3,357,970
Short-Term Investments	30,548	–	–	30,548
Total Investments in Securities	$8,279,028	$2,660,596	$–	$10,939,624

(1) See Schedule of Investments for industry breakout.